Morgan Stanley Multi-State Municipal Series Trust         Two World Trade Center
LETTER TO THE SHAREHOLDERS o MAY 31, 2001               New York, New York 10048

Dear Shareholder:

The U.S. economy shifted from an extended growth cycle to a pronounced slowdown during the six-month period ended May 31, 2001. This change, coupled with aggressive monetary easing by the Federal Reserve Board, created a favorable environment for most fixed-income markets.

By the third quarter of 2000, the U.S. economy began to show signs of a slowdown as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined. Earlier fears about inflation were replaced with concerns over weakening asset prices. The change in market psychology was reinforced last December when comments by Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. These comments sparked a strong year-end rally in the fixed-income markets that lowered interest rates across the yield curve. Between January and May 2001, the Fed followed through by lowering the federal funds rate, in five 50-basis-point moves, from 6.50 to
4.00 percent. Subsequent to the end of reporting period, on June 27, 2001, the Federal Reserve Board lowered rates an additional 25 basis points.

Municipal Market Conditions

Municipal yields reacted positively to slower economic growth and the shift in Fed policy. The yield of the long-term insured municipal bond index moved from
5.55 percent in November 2000 to 5.40 percent at the end of May 2001. Short-term rates declined more rapidly and the yield curve steepened. The yield pickup for extending tax-exempt maturities from one to 30 years increased from 125 to 250 basis points. The most significant change in relative value occurred in California issues. That state's electric crisis adversely affected the relative value of California municipal bonds. Yields on California general obligation bonds had been substantially lower than general market levels but are presently at or above comparable national yields.

Historically, the ratios of municipal yields as a percentage of Treasury yields have been used to track the relationship between the two markets. The ratio of 30-year insured municipals to Treasuries declined from 98 percent to 94 percent during the fiscal year. A declining ratio means municipals have outperformed Treasuries. Between 1998 and 2000, the ratio has ranged between 86 and 100 percent.

Lower interest rates have led to a resurgence in new-issue supply. During the first five months of 2001, new-issue volume increased 40 percent to $103 billion. Refunding issues, the most interest-rate sensitive category of underwriting, surged by 300 percent. For all of calendar year 2000, total new-issue volume was $200 billion. Financing activity in Arizona, Florida and Pennsylvania increased in line with the national market. New Jersey issues became scarce because of a 50 percent decline in new issues.

Morgan Stanley Multi-State Municipal Series Trust
LETTER TO THE SHAREHOLDERS o MAY 31, 2001 continued

                         30-YEAR BOND YIELDS 1995-2001

                                 AAA Ins       Tsy          % Relationship
                   12/30/94        6.75        7.88              85.66%
                   01/31/95        6.40        7.70              83.12%
                   02/28/95        6.15        7.44              82.66%
                   03/31/95        6.15        7.43              82.77%
                   04/28/95        6.20        7.34              84.47%
                   05/31/95        5.80        6.66              87.09%
                   06/30/95        6.10        6.62              92.15%
                   07/31/95        6.10        6.86              88.92%
                   08/31/95        6.00        6.66              90.09%
                   09/29/95        5.95        6.48              91.82%
                   10/31/95        5.75        6.33              90.84%
                   11/30/95        5.50        6.14              89.58%
                   12/29/95        5.35        5.94              90.07%
                   01/31/96        5.40        6.03              89.55%
                   02/29/96        5.60        6.46              86.69%
                   03/29/96        5.85        6.66              87.84%
                   04/30/96        5.95        6.89              86.36%
                   05/31/96        6.05        6.99              86.55%
                   06/28/96        5.90        6.89              85.63%
                   07/31/96        5.85        6.97              83.93%
                   08/30/96        5.90        7.11              82.98%
                   09/30/96        5.70        6.93              82.25%
                   10/31/96        5.65        6.64              85.09%
                   11/29/96        5.50        6.35              86.61%
                   12/31/96        5.60        6.63              84.46%
                   01/31/97        5.70        6.79              83.95%
                   02/28/97        5.65        6.80              83.09%
                   03/31/97        5.90        7.10              83.10%
                   04/30/97        5.75        6.94              82.85%
                   05/30/97        5.65        6.91              81.77%
                   06/30/97        5.60        6.78              82.60%
                   07/30/97        5.30        6.30              84.13%
                   08/31/97        5.50        6.61              83.21%
                   09/30/97        5.40        6.40              84.38%
                   10/31/97        5.35        6.15              86.99%
                   11/30/97        5.30        6.05              87.60%
                   12/31/97        5.15        5.92              86.99%
                   01/31/98        5.15        5.80              88.79%
                   02/28/98        5.20        5.92              87.84%
                   03/31/98        5.25        5.93              88.53%
                   04/30/98        5.35        5.95              89.92%
                   05/29/98        5.20        5.80              89.66%
                   06/30/98        5.20        5.65              92.04%
                   07/31/98        5.18        5.71              90.72%
                   08/31/98        5.03        5.27              95.45%
                   09/30/98        4.95        5.00              99.00%
                   10/31/98        5.05        5.16              97.87%
                   11/30/98        5.00        5.06              98.81%
                   12/31/98        5.05        5.10              99.02%
                   01/31/99        5.00        5.09              98.23%
                   02/28/99        5.10        5.58              91.40%
                   03/31/99        5.15        5.63              91.47%
                   04/30/99        5.20        5.66              91.87%
                   05/31/99        5.30        5.83              90.91%
                   06/30/99        5.47        5.96              91.78%
                   07/31/99        5.55        6.10              90.98%
                   08/31/99        5.75        6.06              94.88%
                   09/30/99        5.85        6.05              96.69%
                   10/31/99        6.03        6.16              97.89%
                   11/30/99        6.00        6.29              95.39%
                   12/31/99        5.97        6.48              92.13%
                   01/31/00        6.18        6.49              95.22%
                   02/29/00        6.04        6.14              98.37%
                   03/31/00        5.82        5.83              99.83%
                   04/30/00        5.91        5.96              99.16%
                   05/31/00        5.91        6.01              98.34%
                   06/30/00        5.84        5.90              98.98%
                   07/31/00        5.73        5.78              99.13%
                   08/31/00        5.62        5.67              99.12%
                   09/30/00        5.74        5.89              97.45%
                   10/31/00        5.65        5.79              97.58%
                   11/30/00        5.55        5.61              98.93%
                   12/31/00        5.27        5.46              96.52%
                   01/31/01        5.30        5.50              96.36%
                   02/28/01        5.27        5.31              99.25%
                   03/31/01        5.26        5.44              96.69%
                   04/30/01        5.45        5.79              94.13%
                   05/31/01        5.40        5.75              93.91%

Source: Municipal Market Data - A Division of Thomson Financial Municpal Group and Bloomberg L.P.

Portfolio Structure

On June 18, 2001, Morgan Stanley Dean Witter Multi-State Municipal Series Trust was renamed Morgan Stanley Multi-State Municipal Series Trust. At the end of May the cash and short-term investment positions of the four single-state portfolios (Arizona, Florida, New Jersey and Pennsylvania) that make up the Series ranged from 3 percent in Florida to 9 percent in Pennsylvania. Duration, a measure of sensitivity to interest-rate changes, averaged 5.9 years. Generally, bonds with longer durations have greater volatility. The portfolios' weighted average maturity was 17 years with average call protection of 5 years.

On the following pages we have summarized details regarding the various state series for your convenience. Here you will find information on credit quality, duration, maturity, call protection, distributions and performance.

Morgan Stanley Multi-State Municipal Series Trust
LETTER TO THE SHAREHOLDERS o MAY 31, 2001 continued

Looking Ahead

The slower pace of economic growth and the Federal Reserve Board's shift to a rate-easing bias in its monetary policy have created a favorable backdrop for fixed-income investments. In this environment, we believe that municipals continue to offer good long-term value to investors because of their tax-free income and relative attractiveness versus Treasuries.

We appreciate your ongoing support of Morgan Stanley Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo                 /s/ Mitchell M. Merin
---------------------------------          ----------------------------------
Charles A. Fiumefreddo                     Mitchell M. Merin
Chairman of the Board                      President

Morgan Stanley Multi-State Municipal Series Trust
FUND PERFORMANCE o MAY 31, 2001

AVERAGE ANNUAL TOTAL RETURNS
----------------------------

PERIOD ENDED 5/31/01
--------------------

                                    1 YEAR                          5 YEARS                        10 YEARS
                             ------------------------         -----------------------         -----------------------
Arizona ...............       9.72%(1)        5.33%(2)        5.25%(1)        4.39%(2)        6.26%(1)        5.83%(2)
Florida ...............      10.52%(1)        6.10%(2)        5.73%(1)        4.87%(2)        6.56%(1)        6.13%(2)
New Jersey ............      10.71%(1)        6.28%(2)        5.87%(1)        5.01%(2)        6.63%(1)        6.19%(2)
Pennsylvania ..........      11.45%(1)        6.99%(2)        5.65%(1)        4.79%(2)        6.60%(1)        6.16%(2)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley Multi-State Municipal Series Trust
PORTFOLIO SUMMARY o MAY 31, 2001 (unaudited)


                                                 ARIZONA       FLORIDA      NEW JERSEY   PENNSYLVANIA
                                                 SERIES        SERIES         SERIES        SERIES
-------------------------------------------------------------------------------------------------------
Credit Ratings (1):
Aaa or AAA ...................................      53%            75%            67%          54%
Aa or AA .....................................      33              9             10           22
A or A .......................................      10             13             20           10
Baa or BBB ...................................       3              3              -           14
Ba or BB .....................................       -              -              -            -
Non-Rated (2) ................................       1              -              3            -
Long-Term Portfolio Distribution by Call Date
  2001 .......................................       -             12%            12%           6%
  2002 .......................................      27%            26             21           32
  2003 .......................................       7              2              4           16
  2004 .......................................      10              -              -            -
  2005 .......................................       -              4             11            3
  2006 .......................................       -              7              3            3
  2007 .......................................       -              5              3            3
  2008 .......................................      16              6             13            8
  2009 .......................................       3              6             10            8
  2010 .......................................      10              5             17           13
  2011+ ......................................      27             27              6            8
Average Weighted (3):
  Maturity ...................................      17 Years       18 Years       17 Years     16 Years
  Call Protection ............................       6 Years        6 Years        5 Years      4 Years
  Modified Duration ..........................     7.0 Years      6.0 Years      5.4 Years    5.2 Years
Per Share Net Asset Value:
  November 30, 2000 ..........................  $10.12         $10.35         $10.44       $10.46
  May 31, 2001 ...............................  $10.22         $10.48         $10.60       $10.62
Distributions (4) ............................  $ 0.24         $ 0.25         $ 0.25       $ 0.27
Total Return (5):
  6 months ended 05/31/01 ....................    3.40%          3.72%          3.96%       4.16%
  12 months ended 05/31/01 ...................    9.72%         10.52%         10.71%      11.45%

------------
(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(2) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.
(3)  Includes short-term securities.
(4) Includes all income dividends and capital gains distributions, if any, paid by each Series for the six months ended May 31, 2001.
(5) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus compounded, reinvested dividends and do not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

Morgan Stanley Multi-State Municipal Series Trust - Arizona Series PORTFOLIO OF INVESTMENTS o MAY 31, 2001 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON       MATURITY
 THOUSANDS                                                                                  RATE          DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
            Arizona Tax-Exempt Municipal Bonds (93.0%)
            General Obligation (10.2%)
            Phoenix,
 $  1,000     Refg Ser 1992 ..............................................................  6.375%      07/01/13    $ 1,047,150
    1,000     Ser 2000 ...................................................................  5.875       07/01/18      1,068,480
    1,000   Puerto Rico, Public Improvement Ser 1998 (MBIA) ..............................  6.00        07/01/16      1,127,710
 --------                                                                                                           -----------
    3,000                                                                                                             3,243,340
 --------                                                                                                           -----------
            Educational Facilities Revenue (9.7%)
            Arizona Board of Regents,
    1,000     Arizona State University Ser 1992 A COPs ...................................  5.50        07/01/19      1,006,390
    1,000     University of Arizona, Ser 2001 A COPs (Ambac) .............................  5.50        06/01/18      1,030,240
    1,000   University of Arizona, Telecommunications Ser 1991 COPs ......................  6.50        07/15/12      1,048,440
 --------                                                                                                           -----------
    3,000                                                                                                             3,085,070
 --------                                                                                                           -----------
            Electric Revenue (5.6%)
      820   Salt River Project Agricultural Improvement & Power District,
              Refg 1992 Ser D ............................................................  6.25        01/01/27        841,664
    1,000   Puerto Rico Electric Power Authority, Power Ser DD (FSA) .....................  4.50        07/01/19        927,180
 --------                                                                                                           -----------
    1,820                                                                                                             1,768,844
 --------                                                                                                           -----------
            Hospital Revenue (11.2%)
    1,500   Maricopa County Industrial Development Authority, Catholic Healthcare West
              1992 Ser A (MBIA) ..........................................................  5.75        07/01/11      1,547,970
    1,000   Pima County Industrial Development Authority, Carondelet Health Care Corp
              Ser 1993 (MBIA) ............................................................  5.25        07/01/13      1,049,280
    1,000   Yuma Industrial Development Authority, Yuma Regional Medical Center
              Ser 2001 (FSA) .............................................................  5.00        08/01/31        952,120
 --------                                                                                                           -----------
    3,500                                                                                                             3,549,370
 --------                                                                                                           -----------
            Industrial Development/Pollution Control Revenue (4.5%)
    1,000   Greenlee County Industrial Development Authority, Phelps Dodge Corp
              Refg 1994 ..................................................................  5.45        06/01/09        997,820
      500   Mohave County Industrial Development Authority, Citizens Utilities Co
              1993 Ser B (AMT) ...........................................................  5.80        11/15/28        412,600
 --------                                                                                                           -----------
    1,500                                                                                                             1,410,420
 --------                                                                                                           -----------
            Mortgage Revenue - Multi-Family (2.9%)
      895   Pima County Industrial Development Authority, Rancho Mirage Ser 1992
 --------     (AMT) (AGRC) ...............................................................  7.05        04/01/22        923,390
                                                                                                                    -----------
            Mortgage Revenue - Single Family (2.6%)
      775   Maricopa County Industrial Development Authority, Ser 2000 - 1C (AMT) ........  6.25        12/01/30        824,871
 --------                                                                                                           -----------

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Arizona Series PORTFOLIO OF INVESTMENTS o MAY 31, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                COUPON       MATURITY
 THOUSANDS                                                                                 RATE          DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (12.5%)
  $ 1,000   Arizona School Facilities Board, School Improvement Ser 2001 (WI) ..........  5.00 %       07/01/19    $   985,910
    1,000   Phoenix Civic Improvement Corporation, Phoenix Municipal Courthouse
              Sr Lien Excise Tax Ser 1999 A ............................................  5.25         07/01/24        995,980
    1,000   Phoenix Industrial Development Authority, Arizona, Capital Mall LLC
              Ser 2000 (Ambac) .........................................................  5.375        09/15/22      1,006,820
    1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
              (Ambac)** ................................................................  5.00         07/01/28        977,460
  -------                                                                                                          -----------
    4,000                                                                                                            3,966,170
  -------                                                                                                          -----------
            Transportation Facilities Revenue (15.4%)
    1,000   Arizona Transportation Board, Highway Ser 2001 .............................  5.25         07/01/20      1,008,530
    1,000   Phoenix, Street & Highway User Refg Ser 1993 ...............................  5.125        07/01/11      1,022,660
    1,000   Tucson, Street & Highway User Sr Lien Refg Ser 1993 ........................  5.50         07/01/09      1,041,730
    2,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A .................  4.75         07/01/38      1,792,540
  -------                                                                                                          -----------
    5,000                                                                                                            4,865,460
  -------                                                                                                          -----------
            Water & Sewer Revenue (18.4%)
    1,000   Arizona Water Infrastructure Finance Authority, Water Quality Ser 1998 A
              (MBIA) ...................................................................  5.00         07/01/17        989,070
    1,000   Chandler, Water & Sewer Refg Ser 1992 (FGIC) ...............................  6.25         07/01/13      1,044,380
    1,000   Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) ...........................  6.50         07/01/22      1,082,470
    1,000   Mesa, Utility Ser 1998 (MBIA) ..............................................  4.50         07/01/18        916,470
    1,000   Phoenix Civic Improvement Corporation, Wastewater Refg Ser 1993** ..........  4.75         07/01/23        916,700
    1,000   Scottsdale Water & Sewer Refg Ser 1998 E ...................................  4.50         07/01/23        896,560
  -------                                                                                                          -----------
    6,000                                                                                                            5,845,650
  -------                                                                                                          -----------
   29,490   Total Arizona Tax-Exempt Municipal Bonds (Cost $28,920,615) .......................................     29,482,585
  -------                                                                                                          -----------
            Short-Term Arizona Tax-Exempt Municipal Obligations (7.3%)
      500   Maricopa County, Arizona Public Service Co Palo Verde Ser 1994 C
              (Demand 06/01/01) ........................................................  3.05*        05/01/29        500,000
      500   Pinal County Industrial Development Authority, Newmont Mining Co
              Ser 1984 (Demand 06/01/01) ...............................................  3.10*        12/01/09        500,000
    1,300   Tempe, Excise Tax Ser 1998 (Demand 06/01/01) ...............................  3.15*        07/01/23      1,300,000
  -------                                                                                                          -----------
    2,300   Total Short-Term Arizona Tax-Exempt Municipal Obligations
  -------   (Cost $2,300,000) .................................................................................      2,300,000
                                                                                                                   -----------
  $31,790   Total Investments (Cost $31,220,615) (a)................................................   100.3 %      31,782,585
  =======
            Liabilities in Excess of Other Assets ..................................................    (0.3)          (89,498)
                                                                                                       -----       -----------
            Net Assets .............................................................................   100.0 %     $31,693,087
                                                                                                       =====       ===========

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Arizona Series PORTFOLIO OF INVESTMENTS o MAY 31, 2001 (unaudited) continued

------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
 WI      Security purchased on a "when-issued" basis.
 *       Current coupon of variable rate demand obligation.
 ** A portion of these securities are segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $788,691 and the aggregate gross unrealized depreciation is $226,721, resulting in net unrealized appreciation of $561,970.

Bond Insurance:

AGRC     Asset Guaranty Reinsurance Company.
Ambac    Ambac Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
 FSA     Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.


                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Florida Series Portfolio of Investments o May 31, 2001 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON       MATURITY
 THOUSANDS                                                                                   RATE          DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
            Florida Tax-Exempt Municipal Bonds (96.9%)
            General Obligation (2.2%)
  $ 1,000   Florida Board of Education, Capital Outlay Refg Ser 1992 A ...................  6.40 %       06/01/19    $ 1,038,420
  -------                                                                                                            -----------
            Educational Facilities Revenue (3.3%)
    1,500   Volusia County Educational Facilities Authority, Embry-Riddle
  -------     Aeronautical University Ser 1996 A .........................................  6.125        10/15/16      1,561,605
                                                                                                                     -----------
            Electric Revenue (18.8%)
    2,000   Jacksonville Electric Authority, St Johns River Power Park Issue 2 Ser 7 .....  5.50         10/01/14      2,028,660
    4,000   Lakeland Refg Ser 1999 A (MBIA) ..............................................  0.00         10/01/14      2,043,800
    1,000   Orlando Utilities Commission, Refg Ser 1993 A ................................  5.25         10/01/14      1,014,620
            Puerto Rico Electric Power Authority,
    2,000     Power Ser O** ..............................................................  5.00         07/01/12      2,000,260
    2,000     Power Ser DD (FSA) .........................................................  4.50         07/01/19      1,854,360
  -------                                                                                                            -----------
   11,000                                                                                                              8,941,700
  -------                                                                                                            -----------
            Hospital Revenue (8.9%)
    1,000   Alachua County Health Facilities Authority, Shands Teaching Hospital &
              Clinics Ser 1996 A (MBIA) ..................................................  6.25         12/01/11      1,133,360
    1,000   Jacksonville, University Medical Center Ser 1992 (Connie Lee) ................  6.60         02/01/21      1,039,730
      930   Polk County Industrial Development Authority, Winter Haven Hospital
              1985 Ser 2 (MBIA) ..........................................................  6.25         09/01/15        988,860
    1,000   Tampa, Catholic Health East Ser 1998 A-1 (MBIA) ..............................  5.50         11/15/14      1,053,540
  -------                                                                                                            -----------
    3,930                                                                                                              4,215,490
  -------                                                                                                            -----------
            Industrial Development/Pollution Control Revenue (8.8%)
            Citrus County,
      500     Florida Power Corp Refg Ser 1992 B .........................................  6.35         02/01/22        515,075
    2,000     Florida Power Corp Refg Ser 1992 A .........................................  6.625        01/01/27      2,074,300
    1,500   St Johns County Industrial Development Authority, Professional Golf Hall
              of Fame Ser 1996 (MBIA) ....................................................  5.80         09/01/16      1,565,400
  -------                                                                                                            -----------
    4,000                                                                                                              4,154,775
  -------                                                                                                            -----------
            Mortgage Revenue - Multi-Family (2.0%)
    1,000   Capital Projects Finance Authority, Student Housing Ser 2000 F-1 (MBIA) ......  5.00         10/01/31        940,570
  -------                                                                                                            -----------
            Mortgage Revenue - Single Family (2.2%)
      150   Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA) ..............  7.00         03/01/13        154,921
      860   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ......................................................................  6.85         10/15/23        882,197
  -------                                                                                                            -----------
    1,010                                                                                                              1,037,118
  -------                                                                                                            -----------

                       See Notes to Financial Statements
                                       9

Morgan Stanley Multi-State Municipal Series Trust - Florida Series PORTFOLIO OF INVESTMENTS o May 31, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON        MATURITY
 THOUSANDS                                                                                    RATE           DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (7.7%)
  $ 1,000   Alachua County School Board, Ser 2001 COPs (Ambac) ...........................    5.00 %       07/01/21    $    972,780
      600   Jacksonville, Sales Tax Ser 2001 (Ambac) (WI) ................................    5.50         10/01/17         621,972
    1,000   Osceola County School District, Ser 2001 (FGIC) ..............................    5.125        06/01/25         977,720
    1,000   Palm Beach County, Criminal Justice Ser 1997 (FGIC) ..........................    5.75         06/01/13       1,099,330
  -------                                                                                                              ------------
    3,600                                                                                                                 3,671,802
  -------                                                                                                              ------------
            Recreational Facilities Revenue (2.2%)
    1,000   Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) ..................    6.15         10/01/20       1,034,170
  -------                                                                                                              ------------
            Resource Recovery Revenue (2.2%)
    1,000   Lee County, Solid Waste Ser 1991 A (AMT) (MBIA) ..............................    6.50         10/01/13       1,027,750
  -------                                                                                                              ------------
            Transportation Facilities Revenue (19.9%)
    1,000   Dade County, Aviation 1992 Ser B (AMT) (MBIA) ................................    6.60         10/01/22       1,056,370
            Greater Orlando Aviation Authority,
    1,000     Ser 1997 (AMT) (FGIC) ......................................................    5.75         10/01/11       1,085,100
      750     Ser 1992 A (AMT) (FGIC) ....................................................    6.50         10/01/12         788,640
    1,500   Lee County, Refg Ser 1991 (Ambac) ............................................    6.00         10/01/17       1,505,115
    2,000   Mid-Bay Bridge Authority, Refg Ser 1993 A (Ambac) ............................    5.95         10/01/22       2,125,140
    1,500   Osceola County, Osceola Parkway (MBIA) .......................................    6.10         04/01/17       1,556,895
    1,500   Puerto Rico Highway & Transportation Authority, Ser 1998 A ...................    4.75         07/01/38       1,344,405
  -------                                                                                                              ------------
    9,250                                                                                                                 9,461,665
  -------                                                                                                              ------------
            Water & Sewer Revenue (14.4%)
    2,000   Dade County, Water & Sewer Ser 1995 (FGIC) ...................................    5.50         10/01/25       2,023,260
    1,000   Florida Governmental Utility Authority, Golden Gate Ser 1999 (Ambac) .........    5.25         07/01/18       1,009,310
    2,000   Lee County, Water & Sewer 1999 Ser A (Ambac) .................................    4.75         10/01/23       1,837,700
    1,000   Sunrise, Utility Refg Ser 1998 (Ambac) .......................................    5.50         10/01/18       1,059,830
    1,000   Tampa Bay Water, Utility Ser 1998 B (FGIC) ...................................    4.75         10/01/27         905,250
  -------                                                                                                              ------------
    7,000                                                                                                                 6,835,350
  -------                                                                                                              ------------
            Refunded (4.3%)
    2,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) .............    5.375        10/01/24       2,042,000
  -------                                                                                                              ------------
   47,290   Total Florida Tax-Exempt Municipal Bonds (Cost $44,491,211) ...........................................      45,962,415
  -------                                                                                                              ------------
            Short-Term Florida Tax-Exempt Municipal Obligations (3.2%)
      100   Collier County Health Facilities Authority, Cleveland Clinic Health Ser 1999
              (Demand 06/01/01) ..........................................................    3.15*        01/01/33         100,000
    1,100   Hillsborough County Industrial Development Authority, Tampa Electric Co
              Ser 1992 (Demand 06/01/01) .................................................    3.20*        05/15/18       1,100,000

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Florida Series PORTFOLIO OF INVESTMENTS o MAY 31, 2001 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                      COUPON       MATURITY
 THOUSANDS                                                                       RATE          DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------
  $   300   Jacksonville Electric Authority, Electric Ser A (Demand 06/01/01)   3.10*%       10/01/10     $   300,000
  -------                                                                                                 -----------

    1,500   Total Short-Term Florida Tax-Exempt Municipal Obligations
  -------   (Cost $1,500,000) .......................................................................       1,500,000
                                                                                                          -----------
  $48,790   Total Investments (Cost $45,991,211) (a) .....................................   100.1 %       47,462,415
  =======
            Liabilities in Excess of Other Assets ........................................   (0.1)            (55,251)
                                                                                             -----        -----------
            Net Assets ...................................................................   100.0 %      $47,407,164
                                                                                             =====        ===========

------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
ETM      Escrowed to maturity.
 WI      Security purchased on a "when-issued" basis.
 *       Current coupon of variable rate demand obligation.
 ** A portion of this security is segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,736,033 and the aggregate gross unrealized depreciation is $264,829, resulting in net unrealized appreciation of $1,471,204.


Bond Insurance:

   Ambac     Ambac Assurance Corporation.
Connie Lee   Connie Lee Insurance Company - a wholly owned subsidiary of Ambac
             Assurance Corporation.
   FGIC      Financial Guaranty Insurance Company.
   FSA       Financial Security Assurance Inc.
   MBIA      Municipal Bond Investors Assurance Corporation.


                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - New Jersey Series PORTFOLIO OF INVESTMENTS o MAY 31, 2001 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                               COUPON      MATURITY
 THOUSANDS                                                                                RATE         DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
            New Jersey Tax-Exempt Municipal Bonds (91.0%)
            General Obligation (3.9%)
            New Jersey,
 $    500     Refg Ser F ............................................................     5.25 %     08/01/14    $    516,385
    1,000     Ser 1998 ..............................................................     4.50        03/01/18         927,360
 --------                                                                                                         ------------
    1,500                                                                                                            1,443,745
 --------                                                                                                         ------------
            Educational Facilities Revenue (9.4%)
      500   New Jersey Economic Development Authority, The Seeing Eye Inc 1991 ......     7.30        04/01/11         510,975
            New Jersey Educational Facilities Authority,
    1,000     Princeton University Ser 1999 A .......................................     4.75        07/01/25         944,060
      500     Rutgers, The State University Refg Ser R ..............................     6.50        05/01/13         522,045
    1,500     University of Medicine & Dentistry 1997 Ser A (MBIA) ..................     5.00        09/01/17       1,494,930
 --------                                                                                                         ------------
    3,500                                                                                                            3,472,010
 --------                                                                                                         ------------
            Electric Revenue (4.1%)
    1,500   Puerto Rico Electric Power Authority, Power Ser O .......................     5.00        07/01/12       1,500,195
 --------                                                                                                         ------------
            Hospital Revenue (14.1%)
            New Jersey Health Care Facilities Financing Authority,
    1,000     AHS Hospital Corp Ser 1997 A (Ambac) ..................................     6.00        07/01/13       1,118,770
    1,000     Atlantic City Medical Center Ser C ....................................     6.80        07/01/11       1,053,010
    2,500     Robert Wood Johnson University Hospital Ser 2000 ......................     5.75        07/01/25       2,583,800
      465     Robert Wood Johnson University Hospital Ser B (MBIA) ..................     6.625       07/01/16         475,416
 --------                                                                                                         ------------
    4,965                                                                                                            5,230,996
 --------                                                                                                         ------------
            Industrial Development/Pollution Control Revenue (4.2%)
      500   Middlesex County Pollution Control Financing Authority, Amerada Hess
              Corp Refg Ser 1992 ....................................................     6.875       12/01/22         512,160
    1,000   Salem County Pollution Control Financing Authority, E I du Pont
              de Nemours & Co 1992 Ser A (AMT) ......................................     6.125       07/15/22       1,029,170
 --------                                                                                                         ------------
    1,500                                                                                                            1,541,330
 --------                                                                                                         ------------
            Mortgage Revenue - Multi-Family (15.3%)
            New Jersey Housing & Mortgage Finance Agency,
    2,000     1995 Ser A (Ambac) ....................................................     6.00        11/01/14       2,096,040
    2,000     Home Buyer Ser 2000 CC (MBIA) (AMT) ...................................     5.875       10/01/31       2,048,140
    1,000     Presidential Plaza at Newport - FHA Insured Mtges Refg 1991 Ser 1 .....     7.00        05/01/30       1,028,820
      500     Rental 1991 Ser A (AMT) ...............................................     7.25        11/01/22         510,470
 --------                                                                                                         ------------
    5,500                                                                                                            5,683,470
 --------                                                                                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - New Jersey Series PORTFOLIO OF INVESTMENTS o MAY 31, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                    COUPON     MATURITY
 THOUSANDS                                                                                     RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (2.4%)
 $    860   New Jersey Health Care Facilities Financing Authority, Spectrum For Living
 --------     - FHA Insured Mortgage Refg Ser B ..........................................    6.50 %    02/01/22    $    889,911
                                                                                                                    ------------
            Public Facilities Revenue (5.4%)
    1,000   New Jersey Economic Development Authority, School Facilities
              Construction 2001 Ser A (Ambac) ............................................    5.25      06/15/19       1,011,650
    1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
              (Ambac) ....................................................................    5.00      07/01/28         977,460
 --------                                                                                                           ------------
    2,000                                                                                                              1,989,110
 --------                                                                                                           ------------
            Recreational Facilities Revenue (3.8%)
            New Jersey Sports & Exposition Authority,
      500     State Contract 1993 Ser A ..................................................    5.50      09/01/23         507,895
    1,000     State Contract 1998 Ser A (MBIA) ...........................................    4.50      03/01/24         903,720
 --------                                                                                                           ------------
    1,500                                                                                                              1,411,615
 --------                                                                                                           ------------
            Resource Recovery Revenue (2.4%)
      900   Warren County Pollution Control Financing Authority, Warren Energy
 --------   Resource Co Ltd Partnership Ser 1984 (MBIA) ..................................    6.60      12/01/07         897,048
                                                                                                                    ------------
            Transportation Facilities Revenue (9.4%)
    1,000   Delaware River Port Authority, Ser 1995 (FGIC) ...............................    5.50      01/01/26       1,022,080
    1,000   New Jersey Transportation Trust Authority, 1998 Ser A (FSA) ..................    4.50      06/15/19         917,810
    1,500   Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC) ..........    5.75      05/01/15       1,554,030
 --------                                                                                                           ------------
    3,500                                                                                                              3,493,920
 --------                                                                                                           ------------
            Water & Sewer Revenue (13.8%)
    1,000   Atlantic City Municipal Utilities Authority, Refg Ser 1993 ...................    5.75      05/01/17       1,017,090
    1,000   Bergen County Utilities Authority, Water 1998 Ser A (FGIC) ...................    4.75      12/15/15         985,530
    1,000   Camden County Municipal Utilities Authority, Sewer Refg Ser 1997 (FGIC).......    5.25      07/15/17       1,010,480
    1,000   Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA) ............    6.00      07/15/13       1,047,760
    1,000   Passaic Valley Sewerage Commissioners, Ser 1992 D (Ambac) ....................    5.75      12/01/13       1,035,310
 --------                                                                                                           ------------
    5,000                                                                                                              5,096,170
 --------                                                                                                           ------------
            Refunded (2.8%)
    1,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) .............    5.375     10/01/24       1,021,000
 --------                                                                                                           ------------
   33,225   Total New Jersey Tax-Exempt Municipal Bonds (Cost $32,486,141)......................................      33,670,520
 --------                                                                                                           ------------
            Short-Term New Jersey Tax-Exempt Municipal Obligations (7.3%)
    1,600   Gloucester County, Mobil Oil Refining Corp Ser 1993 A
              (Demand 06/06/01) ..........................................................    2.40*     12/01/03       1,600,000

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - New Jersey Series PORTFOLIO OF INVESTMENTS o MAY 31, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                     COUPON       MATURITY
 THOUSANDS                                                                      RATE          DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
  $ 1,100   New Jersey Economic Development Authority, Foreign Trade Zone
  -------   Ser 1998 (Demand 06/01/01) ......................................  2.95*%       12/01/07      $ 1,100,000
                                                                                                          -----------
    2,700   Total Short-Term New Jersey Tax-Exempt Municipal Obligations
  -------   (Cost $2,700,000).........................................................................      2,700,000
                                                                                                          -----------
  $35,925   Total Investments (Cost $35,186,141) (a) ....................................    98.3%         36,370,520
  =======
            Other Assets in Excess of Liabilities .......................................     1.7             639,890
                                                                                            ------        -----------
            Net Assets ..................................................................   100.0%        $37,010,410
                                                                                            ======        ===========

------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,306,633 and the aggregate gross unrealized depreciation is $122,254, resulting in net unrealized appreciation of $1,184,379.

Bond Insurance:

Ambac    Ambac Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
 FSA     Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Pennsylvania Series PORTFOLIO OF INVESTMENTS o MAY 31, 2001 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON      MATURITY
 THOUSANDS                                                                                    RATE         DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------------
            Pennsylvania Tax-Exempt Municipal Bonds (89.8%)
            General Obligation (7.5%)
 $  2,000   Berks County, Second Ser 1992 (FGIC) .......................................      5.75 %     11/15/12    $ 2,054,220
      600   Puerto Rico, Public Improvement Refg Ser 1992 A ............................      6.00       07/01/14        616,866
 --------                                                                                                            -----------
    2,600                                                                                                              2,671,086
 --------                                                                                                            -----------
            Educational Facilities Revenue (8.2%)
    1,000   Delaware County Authority, Villanova University Ser 1995 (Ambac) ...........      5.80       08/01/25      1,029,950
    1,000   Pennsylvania Higher Educational Facilities Authority, University
              of Pennsylvania Ser 1998 .................................................      4.625      07/15/30        860,690
    1,000   Pennsylvania State University, Second Refg Ser 1992 ........................      5.50       08/15/16      1,024,970
 --------                                                                                                            -----------
    3,000                                                                                                              2,915,610
 --------                                                                                                            -----------
            Electric Revenue (5.3%)
            Puerto Rico Electric Power Authority,
    1,000     Power Ser DD (FSA) .......................................................      4.50       07/01/19        927,180
    1,000     Ser GG (FSA) .............................................................      4.75       07/01/21        952,670
 --------                                                                                                            -----------
    2,000                                                                                                              1,879,850
 --------                                                                                                            -----------
            Hospital Revenue (13.1%)
    1,000   Allegheny County Hospital Development Authority, Presbyterian University
              Health Inc Ser 1992 B (MBIA) .............................................      6.00       11/01/12      1,047,510
    1,000   Delaware County Authority, Catholic Health East Health Ser 1998 A
              (Ambac) ..................................................................      4.875      11/15/26        903,620
            Philadelphia Hospitals & Higher Education Facilities Authority,
    1,750     Chestnut Hill Hospital Ser of 1992 .......................................      6.375      11/15/11      1,737,173
    1,000     Children's Hospital of Philadelphia Ser A of 1993 ........................      5.375      02/15/14      1,001,740
 --------                                                                                                            -----------
    4,750                                                                                                              4,690,043
 --------                                                                                                            -----------
            Industrial Development/Pollution Control Revenue (5.7%)
    1,995   Carbon County Industrial Development Authority, Panther Creek Partners
 --------     Refg 2000 Ser (AMT) ......................................................      6.65       05/01/10      2,039,888
                                                                                                                     -----------
            Mortgage Revenue - Multi-Family (1.4%)
      500   Pennsylvania Housing Finance Agency, Ser 1991-35 D (AMT) ...................       8.638#    04/01/25        513,750
 --------                                                                                                            -----------
            Mortgage Revenue - Single Family (8.6%)
            Pennsylvania Housing Finance Agency,
    1,000     Ser 1991-31 C (AMT) ......................................................      10.066#    10/01/23      1,048,750
    1,500     Ser 2000-70 A (AMT) ......................................................      5.90       04/01/31      1,531,515

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Pennsylvania Series PORTFOLIO OF INVESTMENTS o MAY 31, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                    COUPON     MATURITY
 THOUSANDS                                                                                     RATE        DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
  $   460   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ......................................................................     6.85 %    10/15/23    $   471,873
  -------                                                                                                            -----------
    2,960                                                                                                              3,052,138
  -------                                                                                                            -----------
            Recreational Facilities Revenue (2.4%)
    1,000   Philadelphia Industrial Development Authority, The Franklin Institute
  -------     Ser 1998 ...................................................................     5.20      06/15/26        863,440
                                                                                                                     -----------
            Resource Recovery Revenue (2.9%)
    1,000   Montgomery County Industrial Development Authority, Ser 1989 .................     7.50      01/01/12      1,020,520
  -------                                                                                                            -----------
            Student Loan Revenue (4.5%)
            Pennsylvania Higher Education Assistance Agency,
    1,000     1988 Ser D (AMT) (Ambac) ...................................................     6.05      01/01/19      1,029,340
      500     1991 Ser B (AMT) (Ambac) ...................................................     10.179#   09/01/26        578,125
  -------                                                                                                            -----------
    1,500                                                                                                              1,607,465
  -------                                                                                                            -----------
            Transportation Facilities Revenue (15.6%)
      500   Allegheny County, Greater Pittsburgh Int'l Airport Ser 1992 (AMT) (FSA) ......     6.625     01/01/22        518,875
    1,000   Delaware River Port Authority, Ser 1995 (FGIC) ...............................     5.50      01/01/26      1,022,080
    2,000   Pennsylvania Turnpike Commission, Ser O 1992 (FGIC) ..........................     6.00      12/01/12      2,094,859
    1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) .......................     5.875     12/01/12      1,035,920
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ...................     4.75      07/01/38        896,270
  -------                                                                                                            -----------
    5,500                                                                                                              5,568,004
  -------                                                                                                            -----------
            Water & Sewer Revenue (10.0%)
    1,000   Allegheny County Sanitary Authority, Pennsylvania, Sewer Ser 2000 (MBIA) .....     5.50      12/01/24      1,015,340
    1,000   Pennsylvania Finance Authority, Penn Hills Ser A 2000 (FGIC) .................     5.50      12/01/22      1,011,800
    1,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) .............................     6.25      08/01/11      1,138,820
    2,000   Pittsburgh Water & Sewer Authority, 1998 Ser B (FGIC) ........................     0.00      09/01/28        421,880
  -------                                                                                                            -----------
    5,000                                                                                                              3,587,840
  -------                                                                                                            -----------
            Other Revenue (4.6%)
    1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 .......................  6.60         11/01/09      1,631,100
  -------                                                                                                            -----------
   33,305   Total Pennsylvania Tax-Exempt Municipal Bonds (Cost $31,216,517).....................................     32,040,734
  -------                                                                                                            -----------



                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Pennsylvania Series PORTFOLIO OF INVESTMENTS o MAY 31, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                         COUPON      MATURITY
 THOUSANDS                                                                          RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------
            Short-Term Pennsylvania Tax-Exempt Municipal Obligations (8.7%)
  $ 1,600   Delaware County Industrial Development Authority, United Parcel
            Service of America Inc Ser 1985 (Demand 06/01/01) .................    3.10*%     12/01/15     $ 1,600,000
    1,500   Lehigh County, Lehigh Valley Hospital Ser 1997 A (Ambac)
  -------   (Demand 06/01/01) .................................................    3.15*      07/01/28       1,500,000
                                                                                                           -----------
    3,100   Total Short-Term Pennsylvania Tax-Exempt Municipal Obligations
  -------   (Cost $3,100,000)..........................................................................      3,100,000
                                                                                                           -----------
  $36,405   Total Investments (Cost $34,316,517) (a)......................................     98.5%        35,140,734
  =======
            Other Assets in Excess of Liabilities ........................................      1.5            520,798
                                                                                                           -----------
            Net Assets ...................................................................    100.0%       $35,661,532
                                                                                                           ===========

------------
AMT     Alternative Minimum Tax.
 # Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security changes.
 *      Current coupon of variable demand rate obligation.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,181,665 and the aggregate gross unrealized depreciation is $357,448, resulting in net unrealized appreciation of $824,217.

Bond Insurance:

Ambac   Ambac Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
 FSA    Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.


                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2001 (unaudited)



                                                              ARIZONA        FLORIDA      NEW JERSEY     PENNSYLVANIA
----------------------------------------------------------------------------------------------------------------------
Assets:
Investments in securities, at value* ....................   $31,782,585    $47,462,415    $36,370,520    $35,140,734
Cash ....................................................        64,324         27,780         63,196         69,198
Receivable for:
  Interest ..............................................       605,069        591,787        569,042        514,955
  Investments sold ......................................       225,000           -              -              -
  Shares of beneficial interest sold ....................        19,300           -            48,130         43,588
Prepaid expenses ........................................        18,167         12,925         13,569         12,641
                                                            -----------    -----------    -----------    -----------
  Total Assets ..........................................    32,714,445     48,094,907     37,064,457     35,781,116
                                                            -----------    -----------    -----------    -----------
Liabilities:
Payable for:
  Investments purchased .................................       984,156        625,557           -                 -
  Investment management fee .............................         9,356         14,056         10,940         10,596
  Dividends to shareholders .............................         7,921         12,461          9,413          9,855
  Shares of beneficial interest repurchased .............          -             9,000         12,000         70,366
  Plan of distribution fee ..............................         4,010          6,024          4,689          4,541
Accrued expenses ........................................        15,915         20,645         17,005         24,226
                                                            -----------    -----------    -----------    -----------
  Total Liabilties ......................................     1,021,358        687,743         54,047        119,584
                                                            -----------    -----------    -----------    -----------
  Net Assets ............................................   $31,693,087    $47,407,164    $37,010,410    $35,661,532
                                                            ===========    ===========    ===========    ===========
Composition of Net Assets:
Paid-in-capital .........................................   $31,215,399    $46,022,050    $35,988,722    $34,951,312
Accumulated net realized loss ...........................       (84,282)       (86,090)      (162,691)      (113,997)
Net unrealized appreciation .............................       561,970      1,471,204      1,184,379        824,217
                                                            -----------    -----------    -----------    -----------
  Net Assets ............................................   $31,693,087    $47,407,164    $37,010,410    $35,661,532
                                                            ===========    ===========    ===========    ===========
  *Cost .................................................   $31,220,615    $45,991,211    $35,186,141    $34,316,517
                                                            ===========    ===========    ===========    ===========
  Shares of Beneficial Interest Outstanding   ...........     3,102,064      4,524,929      3,491,623      3,356,642
                                                            ===========    ===========    ===========    ===========
Net Asset Value Per Share
(unlimited authorized shares of $.01 par value) .........        $10.22         $10.48         $10.60         $10.62
                                                                 ======         ======         ======         ======
Maximum Offering Price Per Share
(net asset value plus 4.17% of net asset value) .........        $10.65         $10.92         $11.04         $11.06
                                                                 ======         ======         ======         ======

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust
FINANCIAL STATEMENTS continued

Statements of Operations
For the six months ended May 31, 2001 (unaudited)



                                                                 ARIZONA       FLORIDA      NEW JERSEY    PENNSYLVANIA
----------------------------------------------------------------------------------------------------------------------
Net Investment Income:
Interest Income ............................................  $  868,014     $1,304,054    $1,003,551     $1,061,708
                                                              ----------     ----------    ----------     ----------
Expenses
Investment management fee ..................................      56,312         83,859        65,030         64,131
Plan of distribution fee ...................................      22,247         34,480        25,684         26,515
Professional fees ..........................................       8,924          8,792         9,791          7,921
Transfer agent fees and expenses ...........................       5,337          7,783         8,880          6,707
Shareholder reports and notices ............................       4,953          7,668         8,724          6,889
Registration fees ..........................................       3,831          2,306         1,652          3,006
Custodian fees .............................................       1,175          1,640         1,249          1,598
Trustees' fees and expenses ................................       1,257          2,318         1,717          1,614
Other ......................................................       3,022          3,442         3,337          3,320
                                                              ----------     ----------    ----------     ----------
  Total Expenses ...........................................     107,058        152,288       126,064        121,701
Less: expense offset .......................................      (1,175)        (1,638)       (1,248)        (1,481)
                                                              ----------     ----------    ----------     ----------
  Net Expenses .............................................     105,883        150,650       124,816        120,220
                                                              ----------     ----------    ----------     ----------
  Net Investment Income ....................................     762,131      1,153,404       878,735        941,488
                                                              ----------     ----------    ----------     ----------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) ...................................     207,349        129,087        95,201       (113,991)
Net change in unrealized appreciation/depreciation .........     119,279        452,260       472,044        846,335
                                                              ----------     ----------    ----------     ----------
  Net Gain .................................................     326,628        581,347       567,245        732,344
                                                              ----------     ----------    ----------     ----------
Net Increase ...............................................  $1,088,759     $1,734,751    $1,445,980     $1,673,832
                                                              ==========     ==========    ==========     ==========

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                             ARIZONA                            FLORIDA
                                               ----------------------------------- ----------------------------------
                                                 FOR THE SIX       FOR THE YEAR      FOR THE SIX      FOR THE YEAR
                                                 MONTHS ENDED         ENDED          MONTHS ENDED         ENDED
                                                 MAY 31, 2001   NOVEMBER 30, 2000    MAY 31, 2001   NOVEMBER 30, 2000
---------------------------------------------------------------------------------------------------------------------
                                                (unaudited)                         (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income ........................ $   762,131        $ 1,665,849         $ 1,153,404      $ 2,473,917
Net realized gain (loss) .....................     207,349           (222,513)            129,087          (49,447)
Net change in unrealized
 appreciation/depreciation ...................     119,279            922,632             452,260        1,206,056
                                               -----------        -----------         -----------      -----------
  Net Increase ...............................   1,088,759          2,365,968           1,734,751        3,630,526
                                               -----------        -----------         -----------      -----------
Dividends to shareholders from net investment
 income ......................................    (762,131)        (1,665,849)         (1,153,404)      (2,473,917)
                                               -----------        -----------         -----------      -----------
Transactions in Shares of Beneficial Interest:
Net proceeds from sales ......................   1,376,270          1,279,621           1,620,344        2,722,294
Reinvestment of dividends ....................     349,846            809,916             359,968          822,027
Cost of shares repurchased ...................  (2,688,250)        (7,328,257)         (3,105,927)     (10,304,470)
                                               -----------        -----------         -----------      -----------
  Net Decrease ...............................    (962,134)        (5,238,720)         (1,125,615)      (6,760,149)
                                               -----------        -----------         -----------      -----------
  Total Decrease .............................    (635,506)        (4,538,601)           (544,268)      (5,603,540)
Net Assets:
Beginning of period ..........................  32,328,593         36,867,194          47,951,432       53,554,972
                                               -----------        -----------         -----------      -----------
  End of Period .............................. $31,693,087        $32,328,593         $47,407,164      $47,951,432
                                               ===========        ===========         ===========      ===========
Shares Issued and Repurchased:
Sold .........................................     134,180            127,910             153,417          268,269
Reinvestment of dividends ....................      34,036             81,507              34,170           81,065
Repurchased ..................................    (260,494)          (737,963)           (294,734)      (1,018,846)
                                               -----------        -----------         -----------      -----------
  Net Decrease ...............................     (92,278)          (528,546)           (107,147)        (669,512)
                                               ===========        ===========         ===========      ===========

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets continued




                                                                  NEW JERSEY                         PENNSYLVANIA
                                                      ----------------------------------- -----------------------------------
                                                        FOR THE SIX       FOR THE YEAR       FOR THE SIX      FOR THE YEAR
                                                        MONTHS ENDED         ENDED          MONTHS ENDED          ENDED
                                                        MAY 31, 2001   NOVEMBER 30, 2000    MAY 31, 2001    NOVEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)                         (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income ............................... $   878,735     $ 1,786,550         $   941,488      $ 2,554,463
Net realized gain (loss) ............................      95,201        (188,748)           (113,991)          16,559
Net change in unrealized
 appreciation/depreciation ..........................     472,044         910,194             846,335        1,267,121
                                                      -----------     -----------         -----------      -----------
  Net Increase ......................................   1,445,980       2,507,996           1,673,832        3,838,143
                                                      -----------     -----------         -----------      -----------
Dividends and Distributions to Shareholders From:
Net investment income ...............................    (878,735)     (1,786,550)           (941,489)      (2,554,463)
Net realized gain ...................................        -               -                 (9,914)            -
                                                      -----------     -----------         -----------      -----------
  Total Dividends and Distributions .................    (878,735)     (1,786,550)           (951,403)      (2,554,463)
                                                      -----------     -----------         -----------      -----------
Transactions in Shares of Beneficial Interest:
Net proceeds from sales .............................   2,579,002       2,590,941           1,502,541        6,517,781
Reinvestment of dividends and distributions .........     446,667         916,658             435,175        1,652,650
Cost of shares repurchased ..........................  (2,888,065)     (6,489,866)        (19,039,655)      (6,472,183)
                                                      -----------     -----------         -----------      -----------
  Net Increase (Decrease) ...........................     137,604      (2,982,267)        (17,101,939)       1,698,248
                                                      -----------     -----------         -----------      -----------
  Total Increase (Decrease) .........................     704,849      (2,260,821)        (16,379,510)       2,981,928
Net Assets:
Beginning of period .................................  36,305,561      38,566,382          52,041,042       49,059,114
                                                      -----------     -----------         -----------      -----------
  End of Period ..................................... $37,010,410     $36,305,561         $35,661,532      $52,041,042
                                                      ===========     ===========         ===========      ===========
Shares Issued and Repurchased:
Sold ................................................     242,875         252,942             141,170          637,816
Reinvestment of dividends and distributions .........      42,020          89,708              40,873          161,778
Repurchased .........................................    (272,040)       (636,814)         (1,800,662)        (637,898)
                                                      -----------     -----------         -----------      -----------
  Net Increase (Decrease) ...........................      12,855        (294,164)         (1,618,619)         161,696
                                                      ===========     ===========         ===========      ===========

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust
NOTES TO FINANCIAL STATEMENTS o MAY 31, 2001 (unaudited)


1. Organization and Accounting Policies

Morgan Stanley Multi-State Municipal Series Trust (the "Fund"), formerly Morgan Stanley Dean Witter Multi-State Municipal Series Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of four separate Series (the "Series"): the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status - It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Multi-State Municipal Series Trust
NOTES TO FINANCIAL STATEMENTS o MAY 31, 2001 (unaudited) continued

D. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

E. Expenses - Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.


2. Investment Management Agreement

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, provides certain services in connection with the promotion of sales of Fund shares.

The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of Series shares. Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 2001, the distribution fees were accrued at the following annual rates:



                         ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                         -------     -------     ----------     -----------
Annual Rate ..........    0.14%       0.14%         0.14%           0.15%
                          ====        ====          ====            ====

Morgan Stanley Multi-State Municipal Series Trust
NOTES TO FINANCIAL STATEMENTS o May 31, 2001 (unaudited) continued

For the six months ended May 31, 2001, the Distributor has informed the Fund that it received commissions from the sale of the Fund's shares of beneficial interest as follows:

                       ARIZONA     FLORIDA     NEW JERSEY   PENNSYLVANIA
                       -------     -------     ----------   ------------
Commissions .......... $34,841     $49,513      $84,237       $35,771
                       =======     =======      =======       =======

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the Fund's shares of beneficial interest.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2001 were as follows:

                      ARIZONA         FLORIDA        NEW JERSEY     PENNSYLVANIA
                      -------         -------        ----------     ------------
Purchases .......... $4,925,990      $3,990,780      $1,028,570     $   964,560
                     ==========      ==========      ==========     ===========
Sales .............. $7,576,868      $4,145,100      $2,371,840     $19,485,997
                     ==========      ==========      ==========     ===========

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended May 31, 2001 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:

                                     ARIZONA     FLORIDA   NEW JERSEY   PENNSYLVANIA
                                     -------     -------   ----------   ------------
Aggregate Pension Costs ............ $  275      $   397     $  277       $   359
                                     ======      =======     ======       =======
Accrued Pension Liability .......... $8,042      $12,058     $8,295       $10,738
                                     ======      =======     ======       =======

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2001, each of the Series had transfer agent fees and expenses payable as follows:

                                                   ARIZONA     FLORIDA    NEW JERSEY   PENNSYLVANIA
                                                   -------     -------    ----------   ------------
Transfer Agent Fees and Expenses Payable .......... $259        $200         $224           $ -
                                                    ====        ====         ====           ===

Morgan Stanley Multi-State Municipal Series Trust
NOTES TO FINANCIAL STATEMENTS o MAY 31, 2001 (unaudited) continued

5. Federal Income Tax Status

At November 30, 2000, the following Series had approximate net capital loss carryovers which may be used to offset future capital gains to the extent provided by regulations:



                                    2007         2008         Total
AVAILABLE THROUGH NOVEMBER 30,   ----------   ----------   -----------
Arizona .......................   $69,000      $223,000     $292,000
Florida .......................   218,000        49,000      267,000
New Jersey ....................    69,000       189,000      258,000

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At May 31, 2001, the Pennsylvania Series held positions in residual interest bonds having a total value of $2,140,625 which represent 6.00% of the Series' net assets.

Morgan Stanley Multi-State Municipal Series Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                     NET ASSET                                                                                 TOTAL
     YEAR              VALUE         NET       NET REALIZED    TOTAL FROM     DIVIDENDS    DISTRIBUTIONS     DIVIDENDS
    ENDED            BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT        TO              TO             AND
 NOVEMBER 30         OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
ARIZONA SERIES
1996                  $10.65        $0.54        $(0.06)        $ 0.48        $(0.54)                -        $(0.54)
1997                   10.59         0.53          0.05           0.58         (0.53)                -         (0.53)
1998                   10.64         0.51          0.17           0.68         (0.51)                -         (0.51)
1999                   10.81         0.49         (0.75)         (0.26)        (0.49)           $(0.16)        (0.65)
2000                    9.90         0.49          0.22           0.71         (0.49)                -         (0.49)
2001*                  10.12         0.24          0.10           0.34         (0.24)                -         (0.24)

FLORIDA SERIES
1996                   10.88         0.55         (0.02)          0.53         (0.55)                -         (0.55)
1997                   10.86         0.54          0.11           0.65         (0.54)                -         (0.54)
1998                   10.97         0.52          0.28           0.80         (0.52)                -         (0.52)
1999                   11.25         0.50         (0.78)         (0.28)        (0.50)            (0.37)        (0.87)
2000                   10.10         0.50          0.25           0.75         (0.50)                -         (0.50)
2001*                  10.35         0.25          0.13           0.38         (0.25)                -         (0.25)

NEW JERSEY SERIES
1996                   10.73         0.55         (0.03)          0.52         (0.55)                -         (0.55)
1997                   10.70         0.53          0.18           0.71         (0.53)                -         (0.53)
1998                   10.88         0.53          0.27           0.80         (0.53)                -         (0.53)
1999                   11.15         0.51         (0.77)         (0.26)        (0.51)            (0.16)        (0.67)
2000                   10.22         0.50          0.22           0.72         (0.50)                -         (0.50)
2001*                  10.44         0.25          0.16           0.41         (0.25)                -         (0.25)

PENNSYLVANIA SERIES
1996                   10.85         0.55             -           0.55         (0.55)                -         (0.55)
1997                   10.85         0.54          0.14           0.68         (0.54)            (0.02)        (0.56)
1998                   10.97         0.53          0.18           0.71         (0.53)                -         (0.53)
1999                   11.15         0.52         (0.84)         (0.32)        (0.52)            (0.12)        (0.64)
2000                   10.19         0.52          0.27           0.79         (0.52)                -         (0.52)
2001*                  10.46         0.27          0.16           0.43         (0.27)#               -         (0.27)

-----------
*   For the six months ended May 31, 2001 (unaudited).
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
#   Includes capital gain distribution of $0.0029.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

                                                  RATIOS TO AVERAGE NET ASSETS
                                                 ------------------------------
  NET ASSET                     NET ASSETS
    VALUE                         END OF                                 NET           PORTFOLIO
    END OF          TOTAL         PERIOD                             INVESTMENT        TURNOVER
    PERIOD         RETURN+       (000'S)           EXPENSES            INCOME            RATE
---------------------------------------------------------------------------------------------------
      $10.59        4.63%        $46,248           0.65%(3)             5.12%               9%
       10.64        5.64          41,891           0.66 (3)             5.04                2
       10.81        6.56          41,655           0.65 (3)             4.77               30
        9.90       (2.53)         36,867           0.66 (3)             4.72               13
       10.12        7.42          32,329           0.67 (3)             4.93               10
       10.22        3.40 (1)      31,693           0.67 (2)(3)          4.74 (2)           16 (1)

       10.86        5.03          70,542           0.62 (3)             5.13               25
       10.97        6.10          65,088           0.62                 5.02                7
       11.25        7.58          61,262           0.62 (3)             4.69               26
       10.10       (2.70)         53,555           0.64 (3)             4.69               13
       10.35        7.70          47,951           0.63 (3)             4.95                4
       10.48        3.72 (1)      47,407           0.64 (2)(3)          4.81 (2)            9 (1)

       10.70        4.93          44,829           0.66 (3)             5.23                5
       10.88        6.99          41,520           0.66                 5.02               14
       11.15        7.49          41,803           0.67 (3)             4.77               21
       10.22       (2.44)         38,566           0.69                 4.73               10
       10.44        7.32          36,306           0.69 (3)             4.90               20
       10.60        3.96 (1)      37,010           0.68 (2)(3)          4.73 (2)            3 (1)

       10.85        5.27          47,055           0.65 (3)             5.17                -
       10.97        6.53          44,056           0.66                 5.01                8
       11.15        6.60          53,808           0.64 (3)             4.75               26
       10.19       (3.02)         49,059           0.64 (3)             4.83                6
       10.46        8.03          52,041           0.64 (3)             5.07                6
       10.62        4.16 (1)      35,662           0.66 (2)(3)          5.14 (2)            3 (1)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

[LOGO]

[GRAPHIC OMITTED]

THE ARIZONA SERIES
THE FLORIDA SERIES
THE NEW JERSEY SERIES
THE PENNSYLVANIA SERIES


MORGAN STANLEY
MULTI-STATE MUNICIPAL
SERIES TRUST



SEMIANNUAL REPORT
May 31, 2001